Debt (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Scheduled Principal Payments

($ in millions)	December 31, 2023			December 31, 2022
	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)
3.75% notes due February 2023 (a)(i)	$—	$—	$—	$108	$147	$147
3.9% notes due July 2030 (a)(iii)	503	621	658	503	614	673
6.125% notes due October 2035 (a)(iii)(iv)	336	467	439	336	452	449
6.0% notes due August 2040 (a)(iv)	473	642	624	480	631	648
6.25% notes due July 2041 (a)(iii)(iv)	396	544	519	396	531	531
5.2% notes due March 2042 (a)(iii)	395	488	516	395	471	529
5.4% notes due February 2043 (a)(iii)	367	466	481	367	448	492
	2,470	3,228	3,237	2,585	3,294	3,469
QB2 project financing facility (b)	2,206	2,979	2,873	2,500	3,419	3,322
Carmen de Andacollo short-term loans (c)	95	126	126	52	71	71
Antamina loan agreement (d)	225	298	298	225	305	305
	$4,996	$6,631	$6,534	$5,362	$7,089	$7,167
Less current portion of debt	(389)	(515)	(515)	(454)	(616)	(616)
	$4,607	$6,116	$6,019	$4,908	$6,473	$6,551
As at December 31, 2023, the original US$1.3 billion and the second US$750 million subordinated shareholder loan facilities were fully drawn, US$578 million was outstanding under the third subordinated shareholder loan facility and the fourth subordinated shareholder loan facility remains undrawn.

($ in millions)	December 31, 2023			December 31, 2022
	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)
QB2 advances from SMM/SC	$2,661	$3,589	$3,497	$1,693	$2,330	$2,279

Schedule of Maturity Analysis for Non-Derivative Financial Liabilities
At December 31, 2023, scheduled principal payments during the next five years and thereafter are as follows:

($ in millions)	US$	CAD$ Equivalent
2024	$389	$515
2025	294	389
2026	519	687
2027	294	389
2028	294	389
Thereafter	3,206	4,240
	$4,996	$6,609
Contractual undiscounted cash flow requirements for financial liabilities as at December 31, 2023 are as follows:

(CAD$ in millions)	Less Than 1 Year	2–3 Years	4–5 Years	More Than 5 Years	Total
Trade accounts payable and other financial liabilities	$3,497	$—	$—	$—	$3,497
Debt (Note 20(f))	515	1,076	778	4,240	6,609
Lease liabilities	197	261	186	1,107	1,751
Obligation to Neptune Bulk Terminals	—	31	30	143	204
ENAMI preferential dividend liability	—	—	—	606	606
QB2 advances from SMM/SC	—	—	—	3,520	3,520
QB2 variable consideration to IMSA	—	132	—	—	132
Other liabilities	—	104	11	13	128
Estimated interest payments on debt	394	614	452	1,828	3,288
Estimated interest payments on QB2 advances from SMM/SC	—	—	—	2,039	2,039
Estimated interest payments on lease and other liabilities	18	26	19	81	144
Downstream pipeline take-or-pay toll commitment	29	60	65	254	408

Summary of Debt Continuity	Debt Continuity

($ in millions)	US$		CAD$ Equivalent
	2023	2022	2023	2022
As at January 1	$5,292	$5,816	$7,167	$7,374
Cash flows
Proceeds from debt	170	445	230	569
Redemption, purchase or repayment of debt	(530)	(1,026)	(710)	(1,323)
Non-cash changes
Loss on debt redemption or purchase (Note 12)	—	45	—	58
Changes in foreign exchange rates	—	—	(164)	474
Finance fees, discount amortization and other	8	12	11	15
As at December 31	$4,940	$5,292	$6,534	$7,167
QB2 Advances from SMM/SC Carrying Value Continuity

($ in millions)	US$		CAD$ Equivalent
	2023	2022	2023	2022
As at January 1	$1,683	$997	$2,279	$1,263
Cash flows
Advances	960	685	1,292	899
Non-cash changes
Finance fee amortization	1	1	1	1
Changes in foreign exchange rates	—	—	(75)	116
As at December 31	$2,644	$1,683	$3,497	$2,279